Loans payable and notes payable	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Loans payable and notes payable
10	Loans payable and notes payable

	December 31,	December 31,
	2020	2019
	$	$
Senior Secured Corporate Credit Facility with Banco de Credito del Peru
Current Portion	18,480	-
Long term Portion	80,903	99,814
	99,383	99,814

Senior Secured Corporate Credit Facility with BCP

On March 11, 2019, the Company entered into a six-year senior secured corporate credit facility (“Corporate Facility”) with BCP that provides funding of up to $100 million effective March 8, 2019. The Corporate Facility provides the Company with additional liquidity and will provide the financial flexibility to fund future capital projects in Mexico as well as corporate working capital requirements. The Company also used the proceeds of the new facility to repay existing debt balances. The most significant terms of the agreement were:

·	Term: 6-year term maturing March 2025

·	Principal Repayment Grace Period: 2 years

·	Principal Repayment Period: 4 years

·	Interest Rate: 3.15% + LIBOR 3M

The Corporate Facility is subject to customary covenants, including consolidated net leverage and interest coverage ratios and customary events of default. The Company is in compliance with all covenants as at December 31, 2020.

The Company drew down $21.4 million on March 11, 2019, $48.6 million on May 8, 2019 and the balance $30.0 million on June 29, 2019. The Company repaid the amount owed on the Corona Acquisition Loan on May 11, 2019 using funds drawn from the new facility. Interest is payable quarterly and interest payments began on the drawn and undrawn portions of the facility starting in June 2019. During the year ended December 31, 2020, DBP made interest payments of $4,066 (2019 - $2,910).

On February 17, 2020, BCP entered into a syndication agreement with Banco Santander S.A for $30.0 million of this credit facility. BCP continues to remain as the principal lender and there were no changes to the terms and conditions of the original agreement. Principal payments on the amount drawn from the facility will begin in June 2021. The loan is recorded at amortized cost and is being accreted to face value over 6 years using an effective interest rate of 4.45%.